Note 5 - Financial instruments:	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Text Block]
5.     Financial instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and long-term debt. The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying values because of their short-term nature. The fair value of long-term debt is described in note 11.

The Company’s financial instruments are exposed to certain financial risks, including credit risk and market risk.

(a) Credit risk:

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash and cash equivalents and accounts receivable. The carrying amount of the financial assets represents the maximum credit exposure.

The Company limits its exposure to credit risk on cash and cash equivalents by placing these financial instruments with high-credit quality financial institutions and only investing in liquid, investment grade securities.

The Company is subject to a concentration of credit risk related to its accounts receivable as they primarily are amounts owing from two collaborators. At December 31, 2011 and 2010, the outstanding accounts receivable were within normal payment terms and the Company had recorded no allowance for doubtful accounts.

(b) Market risk:

Market risk is the risk that changes in market prices, such as foreign currency exchange rates and interest rates will affect the Company’s income or the value of the financial instruments held.

(i)	Foreign currency risk:

Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company is exposed to foreign currency risks as a portion of the Company’s cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, revenue, and operating expenses are denominated in other than U.S. dollars. The Company manages foreign currency risk by holding cash and cash equivalents in foreign currencies to support foreign currency forecasted cash outflows. The Company has not entered into any forward foreign exchange contracts.

(ii)	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Financial instruments that potentially subject the Company to interest rate risk include cash and cash equivalents, and long-term debt.

The Company is exposed to interest rate cash flow risk on its cash and cash equivalents as these instruments bear interest based on current market rates.

The Company is also exposed to interest rate risk on its long-term debt (note 11) bearing fixed and variable interest rates. The interest rate on the long-term debt is reset annually to a 12-month LIBOR plus 8%.